Related Party Transactions - Schedule of Due from a Related Party (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Rent Receivable [Member] | Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of Due from Related Parties [Line Items]
Amounts due from a related party		$ 16,595